Securities Act File No. 2-97999
Investment Company Act File No. 811-4321

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 46	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 42	[X]

 (Check appropriate box or boxes)

JPMorgan Value Opportunities Fund, Inc.

(Exact Name of Registrant Specified in Charter)

1101 Vermont Avenue, N.W.

Washington, D.C. 20005

(Address of Principal Executive Offices)

Registrant’s Telephone No., Including Area Code: (202) 842-5665

Jeffrey L. Steele

Washington Management Corporation

1101 Vermont Avenue, N.W.

Washington, D.C. 20005

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ X ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant, JP Morgan Value Opportunities Fund, Inc., has duly caused this Post-Effective Amendment No. 46 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington and District of Columbia on the 21st day of November, 2012.

JP Morgan Value Opportunities Fund, Inc.

By:	/s/Jeffrey L. Steele Jeffrey L. Steele President

Counsel certifies that this Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act.
By:	/s/Stephanie L. Pfromer Stephanie L. Pfromer, Esq.

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated on November 21, 2012.

Nariman Farvardin*	James C. Miller III*
Nariman Farvardin	James C. Miller III
Director	Director

Barbara Hackman Franklin*	J. Knox Singleton*
Barbara Hackman Franklin	J. Knox Singleton
Director	Director and Chairman of the Board

R. Clark Hooper*	/s/Jeffrey L. Steele
R. Clark Hooper	Jeffrey L. Steele
Director	President and Director

James H. Lemon, Jr.*
James H. Lemon, Jr.
Director and Vice Chairman of the Board

By /s/Michael W. Stockton Michael W. Stockton	By /s/Jeffrey L. Steele Jeffrey L. Steele
Senior Vice President, Treasurer, Chief Financial Officer and Assistant Secretary	President

*By /s/Michael W. Stockton Michael W. Stockton
Attorney-in-fact

POWER OF ATTORNEY

The undersigned directors of JPMorgan Value Opportunities Fund, Inc., a Maryland Corporation, do hereby constitute and appoint Michael W. Stockton, Jennifer L. Butler and Stephanie L. Pfromer, or any of them to act as attorneys-in-fact for and in his or her  name, place and stead (1) to sign his or her  name as a director of said Corporation to any and all amendments to the Registration Statement of JPMorgan Value Opportunities Fund, Inc., File No. 2-97999 under the Securities Act of 1933 as amended, or under the Investment Company Act of 1940, as amended, File No. 811-4321, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

EXECUTED at Washington, D.C., this 20th day of September, 2011.

JPMORGAN VALUE OPPORTUNITIES FUND, INC.

/s/ Nariman Farvardin	/s/ James C. Miller III
Nariman Farvardin	James C. Miller III

/s/ Barbara H. Franklin	/s/ Jeffrey L. Steele
Barbara H. Franklin	Jeffrey L. Steele

/s/ R. Clark Hooper	/s/ J. Knox Singleton
R. Clark Hooper	J. Knox Singleton

/s/ James H. Lemon, Jr.
James H. Lemon, Jr.

EXHIBIT INDEX

EXHIBIT NO.                                        EXHIBIT DESCRIPTION

101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB	XBRL Taxonomy Extension Labels Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase